SHARE-BASED COMPENSATION - Stock Options (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of Shares under Option (in thousands)
Outstanding at beginning of period (in shares)	15,703,000	10,147,000	6,236,000	3,942,000
Granted (in shares)	1,510,000	8,273,000	4,044,000	3,986,000
Exercised (in shares)	0	(34,000)	(12,000)	(90,000)
Canceled or forfeited (in shares)	(1,011,000)	(2,683,000)	(121,000)	(1,602,000)
Outstanding at end of period (in shares)	16,202,000	15,703,000	10,147,000	6,236,000	3,942,000
Exercisable at end of period (in shares)	10,494,000	7,562,000
Weighted-Average Exercise Price
Outstanding at beginning of period (in dollars per share)	$ 1.93	$ 1.26	$ 1.52	$ 2.12
Granted (in dollars per share)	0.72	3.32	0.87	1.02
Exercised (in dollars per share)	0	1.23	1.13	1.10
Cancelled or forfeited (in dollars per share)	2.10	3.70	1.04	1.78
Outstanding at end of period (in dollars per share)	1.81	1.93	$ 1.26	$ 1.52	$ 2.12
Exercisable at end of period (in dollars per share)	$ 1.72	$ 1.65
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted-average Remaining Contractual Life (in years), Outstanding	7 years 4 months 28 days	8 years 10 days	8 years 6 months	8 years 9 months 29 days	9 years 1 month 20 days
Weighted-average Remaining Contractual Life (in years), Exercisable	6 years 11 months 8 days	7 years 4 months 28 days
Aggregate Intrinsic Value, Outstanding		$ 82	$ 3,160	$ 358	$ 57